Recapitalization - Schedule of Number of Shares of Common Stock (Details) - shares				3 Months Ended
	Dec. 17, 2024	Jan. 19, 2024	Sep. 19, 2023	Mar. 31, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Common stock, shares outstanding				46,250,665	5,836,882
Shares issued for Fold Common Stock				46,888,876	5,836,882
Exercise of Series B warrants				500,000
Issuance of March 2025 Closing Shares				750,000
Total Shares of Common Stock outstanding				46,250,665
Less: Redemption of FTAC Emerald shares	(112,068)	(10,872,266)	(9,239,192)
FTAC Emerald [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding				14,237,038
Less: Redemption of FTAC Emerald shares				(3,304,183)
FTAC Emerald [Member] | Class A [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding				10,932,855
Fold Holdings, Inc [Member]
Business Acquisition [Line Items]
Shares issued for Fold Common Stock				34,067,810